SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 4,634
2026	2,968
2027	2,426
2028	1,554
2029	1,476
Thereafter	4,693
Total outstanding debt	$ 17,751	$ 22,202